united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3800 Embassy Parkway, Suite 310
Akron, Ohio 44333
(Address of principal executive offices)(Zip code)

Charles A. Kiraly
3800 Embassy Parkway, Suite 310
Akron, Ohio 44333
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Black Oak Emerging Technology Fund

Class I (BOGSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Black Oak Emerging Technology Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://oakfunds.com/forms-information. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.06%

How did the Fund perform during the reporting period?

During the fiscal year, the technology sector once again outperformed other sectors of the economy as its superior growth and profitability attributes appealed to investors. Small capitalization stocks generally lagged, although this was not as prevalent amongst technology companies as they are less reliant on capital markets for funding. Enthusiasm surrounding the potential of Artificial Intelligence (AI) remained the primary drivers of individual equity returns across the landscape.

The Fund’s largest contributors to performance during the period were Nvidia and Clear Secure. Nvidia outperformed as AI-driven chip demand has remained ahead of investors’ expectations, elevating growth in both revenues and earnings. Increased air travel drove membership growth and free cash flows above expectations at Clear Secure during the period. From a sub-industry perspective, the semiconductor and semiconductor capital equipment sub-sectors have been the biggest beneficiaries of AI spending, as have those software companies that have been able to implement AI-features into new products.

Relative weakness in the Fund came from companies that are more consumer oriented as the economy slowed and concerns about the health of the consumer grew. Concentrix, which provides customer experience solutions and technologies that allow its clients a consistent brand experience across all channels of communication (voice, chat, email, social), was challenged in this backdrop as investment here slowed.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Black Oak Emerging Technology Fund	S&P 500® Equal Weighted Information Technology Index	S&P Composite 1500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,024	$10,874	$10,500
Oct-2016	$10,985	$12,461	$10,993
Oct-2017	$13,309	$17,172	$13,605
Oct-2018	$14,390	$18,617	$14,538
Oct-2019	$15,881	$22,644	$16,524
Oct-2020	$20,563	$26,206	$17,938
Oct-2021	$31,856	$38,983	$25,769
Oct-2022	$24,192	$31,604	$22,066
Oct-2023	$23,385	$34,818	$24,054
Oct-2024	$31,447	$48,051	$33,085

Average Annual Total Returns

	1 Year	5 Years	10 Years
Black Oak Emerging Technology Fund	34.48%	14.64%	12.14%
S&P 500® Equal Weighted Information Technology Index	38.01%	16.24%	17.00%
S&P Composite 1500® Index	37.54%	14.90%	12.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$59,776,760
Number of Portfolio Holdings	34
Advisory Fee	$429,797
Portfolio Turnover	6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
79.0%
Industrials
11.9%
Consumer Discretionary
4.1%
Health Care
3.6%
Cash & Other Assets
1.4%

Value	Value
Cash & Other Assets	1.4%
Health Care	3.6%
Consumer Discretionary	4.1%
Industrials	11.9%
Technology	79.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Black Oak Emerging Technology Fund - Class I (BOGSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/forms-information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-BOGSX

Live Oak Health Sciences Fund

Class I (LOGSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Live Oak Health Sciences Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://oakfunds.com/forms-information. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.03%

How did the Fund perform during the reporting period?

During the fiscal year, all U.S. equity sectors rose as the knowledge of the Federal Reserve had thus far rained in inflation and prevented unemployment from spiraling. This created a more attractive environment for all U.S. equities, however large-cap stocks continued to outperform and most defensive sectors trailed cyclical and growth sectors.

The Fund benefited from substantial allocation to the healthcare equipment and healthcare facilities industries, which boosted its returns. A top holding, Intuitive Surgical, outpaced the broader market due to its leadership position and strong demand for its robotic-assisted surgery systems in an under-penetrated market. Another top performer was United Therapeutics, as they had strong demand for their products, expanding clinical pipeline and positive regulatory approvals.

The Fund focuses solely on healthcare sector investments that are attractively valued and growth-oriented, meaning it had limited exposure outside this sector. This sector strategy mandate led to lagging relative performance during the broader market rally, as healthcare stocks trailed cyclical and growth sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Live Oak Health Sciences Fund	S&P 500® Health Care Sector Index	S&P Composite 1500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,797	$10,758	$10,500
Oct-2016	$10,602	$10,332	$10,993
Oct-2017	$12,063	$12,668	$13,605
Oct-2018	$12,990	$14,097	$14,538
Oct-2019	$13,302	$15,314	$16,524
Oct-2020	$13,385	$16,854	$17,938
Oct-2021	$17,431	$22,554	$25,769
Oct-2022	$18,120	$22,737	$22,066
Oct-2023	$17,068	$21,700	$24,054
Oct-2024	$19,649	$26,021	$33,085

Average Annual Total Returns

	1 Year	5 Years	10 Years
Live Oak Health Sciences Fund	15.12%	8.11%	6.99%
S&P 500® Health Care Sector Index	19.91%	11.19%	10.04%
S&P Composite 1500® Index	37.54%	14.90%	12.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$52,517,777
Number of Portfolio Holdings	32
Advisory Fee	$394,459
Portfolio Turnover	11%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	2.5%
Health Care	97.5%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Live Oak Health Sciences Fund - Class I (LOGSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/forms-information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-LOGSX

Pin Oak Equity Fund

Class I (POGSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Pin Oak Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://oakfunds/forms-information. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	0.97%

How did the Fund perform during the reporting period?

U.S. equities experienced strong gains during the fiscal year as the Federal Reserve successfully restrained inflation. Investors eagerly anticipated a reduction in interest rates and the dissipation of the tight monetary environment needed to thwart the inflation pressures that developed following the aggressive stimulus enacted during the Covid-19 pandemic. During the year, large-cap stocks outperformed small-cap stocks.

The Fund benefited from its exposure to the consumer discretionary sector, particularly Amazon.com, which rose 40% during the year. As inflation declined and interest-rate reductions became likely, consumer sentiment improved and retail stocks soared. The Fund’s exposure to companies associated with Artificial Intelligence (AI) within the communications services sector also boosted returns, as Meta and Alphabet, the parent of Google, climbed 88% and 38% respectively.

The Fund’s exposure to health care companies weighed on performance. As the market rallied, more defensive sectors underperformed compared to cyclical industries. Concerns over the 2024 Presidential election also hampered health care stocks as uncertainty over the outcome of the election clouded the outlook for the sector. Due to the Fund’s sector concentration philosophy, the lack of exposure to real estate and utilities also hampered returns relative to the market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Pin Oak Equity Fund	Morningstar US Market TR USD	S&P Composite 1500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,676	$10,466	$10,500
Oct-2016	$11,267	$10,915	$10,993
Oct-2017	$13,730	$13,524	$13,605
Oct-2018	$14,519	$14,430	$14,538
Oct-2019	$16,382	$16,441	$16,524
Oct-2020	$16,511	$18,160	$17,938
Oct-2021	$23,461	$26,033	$25,769
Oct-2022	$17,607	$21,664	$22,066
Oct-2023	$19,471	$23,637	$24,054
Oct-2024	$25,522	$32,642	$33,085

Average Annual Total Returns

	1 Year	5 Years	10 Years
Pin Oak Equity Fund	31.08%	9.27%	9.82%
Morningstar US Market TR USD	38.09%	14.70%	12.56%
S&P Composite 1500® Index	37.54%	14.90%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$132,992,759
Number of Portfolio Holdings	29
Advisory Fee	$976,490
Portfolio Turnover	10%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.7%
Health Care
18.6%
Financials
17.3%
Communications
14.8%
Consumer Discretionary
10.5%
Industrials
5.3%
Energy
1.2%
Cash & Other Assets
2.6%

Value	Value
Cash & Other Assets	2.6%
Energy	1.2%
Industrials	5.3%
Consumer Discretionary	10.5%
Communications	14.8%
Financials	17.3%
Health Care	18.6%
Technology	29.7%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Pin Oak Equity Fund - Class I (POGSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds/forms-information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-POGSX

Red Oak Technology Select Fund

Class I (ROGSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Red Oak Technology Select Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://oakfunds.com/forms-information. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.92%

How did the Fund perform during the reporting period?

The long-term, secular growth prospects of the technology industry have continued to allow it to outperform the other sectors of the economy. During the fiscal year, large capitalization technology companies and persistent enthusiasm surrounding the potential of Artificial Intelligence (AI) remained the primary drivers of individual equity returns.

The Fund’s largest contributors to performance during the period were Meta Platforms and Nvidia. Meta benefited from strong revenue growth driven by solid global advertising demand and improved capital allocation which allowed margins to expand. Nvidia outperformed as AI-driven chip demand has remained ahead of investors’ expectations elevating growth in both revenues and earnings. From a sub-industry perspective, the semiconductor and semiconductor capital equipment sub-sectors have been the biggest beneficiaries of AI spending, as have those software companies that have been able to implement AI-features into new products.

Relative weakness in the Fund came from Akamai Technologies which is investing in growthier end markets such as security, as growth in its core segment of content delivery has slowed as it has matured. Cisco Systems, a provider of networking systems and services, also underperformed on a relative basis as capital equipment spending by enterprise customers decelerated due to concerns of slowing economic growth with the Federal Reserve’s rate hikes.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Red Oak Technology Select Fund	S&P 500® Equal Weighted Information Technology Index	S&P Composite 1500® Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,691	$10,874	$10,500
Oct-2016	$12,523	$12,461	$10,993
Oct-2017	$17,001	$17,172	$13,605
Oct-2018	$18,966	$18,617	$14,538
Oct-2019	$22,175	$22,644	$16,524
Oct-2020	$25,820	$26,206	$17,938
Oct-2021	$35,317	$38,983	$25,769
Oct-2022	$25,730	$31,604	$22,066
Oct-2023	$32,561	$34,818	$24,054
Oct-2024	$45,498	$48,051	$33,085

Average Annual Total Returns

	1 Year	5 Years	10 Years
Red Oak Technology Select Fund	39.73%	15.46%	16.36%
S&P 500® Equal Weighted Information Technology Index	38.01%	16.24%	17.00%
S&P Composite 1500® Index	37.54%	14.90%	12.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$649,646,314
Number of Portfolio Holdings	29
Advisory Fee	$4,638,113
Portfolio Turnover	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
71.4%
Communications
16.0%
Consumer Discretionary
9.8%
Industrials
2.5%
Cash & Other Assets
0.3%

Value	Value
Cash & Other Assets	0.3%
Industrials	2.5%
Consumer Discretionary	9.8%
Communications	16.0%
Technology	71.4%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Red Oak Technology Select Fund - Class I (ROGSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/forms-information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-ROGSX

River Oak Discovery Fund

Class I (RIVSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about River Oak Discovery Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://oakfunds.com/forms-information. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.20%

How did the Fund perform during the reporting period?

Throughout the fiscal year, U.S. equities across the board enjoyed widespread gains driven by favorable market tailwinds and a forthcoming end to the Federal Reserve’s rate hiking cycle. The Fed was able to successfully suppress inflation while also managing to keep unemployment under control. This created optimism and expectations for the Fed to start cutting interest rates. Large-cap stocks maintained their lead over small-cap counterparts, with cyclical sectors delivering stronger performance than defensive ones.

The Fund benefited from the overallocation to industrials as the U.S. economy remained resilient with the ongoing trend of shifting industrial production. The Fund also benefited from not having exposure to the energy sector as it was the worst performing sector due to easing inflation pressure, along with economic and geopolitical uncertainty affecting supply and demand dynamics. Clear Secure has been an outperformer as it has benefited from the increased need for biometric identity verification as travel activity continued to rise.

Exposure to health care stocks was a drag on performance. In the small-cap segment, the high-quality health-care services companies owned lagged high-beta biotechnology companies as investor risk appetite increased in the strong equity market.

The Fund exclusively targets small-cap companies, prioritizing quality within this segment. This approach limited its ability to capitalize on returns from risky speculative small-cap stocks and the largest U.S. firms.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	River Oak Discovery Fund	Morningstar US Small Cap TR USD	S&P Composite 1500® Index	Morningstar US Small Cap TR USD
10/31/14	$10,000	$10,000	$10,000	$10,000
10/31/15	$9,873	$9,985	$10,500	$9,985
10/31/16	$10,207	$10,479	$10,993	$10,479
10/31/17	$12,513	$13,000	$13,605	$13,000
10/31/18	$12,035	$13,199	$14,538	$13,199
10/31/19	$12,876	$14,050	$16,524	$14,050
10/31/20	$13,880	$13,808	$17,938	$13,808
10/31/21	$22,341	$20,368	$25,769	$20,368
10/31/22	$19,081	$16,811	$22,066	$16,811
10/31/23	$18,115	$16,364	$24,054	$16,364
10/31/24	$22,045	$21,786	$33,085	$21,786

Average Annual Total Returns

	1 Year	5 Years	10 Years
River Oak Discovery Fund	21.69%	11.35%	8.23%
Morningstar US Small Cap TR USD	33.13%	9.17%	8.10%
S&P Composite 1500® Index	37.54%	14.90%	12.71%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$22,591,137
Number of Portfolio Holdings	30
Advisory Fee	$170,498
Portfolio Turnover	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
36.9%
Technology
27.6%
Financials
12.3%
Health Care
11.1%
Consumer Discretionary
6.4%
Consumer Staples
2.5%
Cash & Other Assets
3.2%

Value	Value
Cash & Other Assets	3.2%
Consumer Staples	2.5%
Consumer Discretionary	6.4%
Health Care	11.1%
Financials	12.3%
Technology	27.6%
Industrials	36.9%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

River Oak Discovery Fund - Class I (RIVSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/forms-information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RIVSX

Rock Oak Core Growth Fund

Class I (RCKSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Rock Oak Core Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://oakfunds.com/forms-information. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$146	1.25%

How did the Fund perform during the reporting period?

Over the past fiscal year, U.S. equities rose significantly amid anticipation of a Federal Reserve rate cut. Large-cap-weighted indices outperformed equal-weighted, broad-based, mid-cap, and small-cap indices, as the largest companies continued to extend their gains. Most sectors achieved strong gains, though those tied to inflation and commodities lagged.

The Fund’s substantial exposure to the industrials and healthcare sectors supported its performance relative to the benchmark. A top holding, Carlisle Companies, which supplies building materials, outperformed due to the persistent supply-demand imbalance in the housing market. TransDigm Group excelled as its exposure to commercial air travel and defense allowed it to capitalize on multiple tailwinds.

Conversely, the Fund’s underweight positions in sectors such as communication services, as well as in cyclical areas of the market like real estate, utilities and financials, limited its returns relative to the benchmark. Within the energy sector, a small allocation to solar stocks hampered performance compared to the benchmark.

Oak Associates remains committed to attractively valued growth companies likely to benefit from long-term secular trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Rock Oak Core Growth Fund	Morningstar US Mid Cap TR USD	S&P Composite 1500® Index	S&P MidCap 400® Index
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,596	$10,333	$10,500	$10,342
Oct-2016	$9,978	$10,824	$10,993	$10,989
Oct-2017	$12,674	$13,181	$13,605	$13,569
Oct-2018	$14,214	$13,650	$14,538	$13,708
Oct-2019	$14,024	$15,679	$16,524	$14,944
Oct-2020	$14,555	$16,540	$17,938	$14,772
Oct-2021	$18,880	$24,043	$25,769	$21,996
Oct-2022	$15,762	$20,192	$22,066	$19,458
Oct-2023	$15,716	$20,017	$24,054	$19,251
Oct-2024	$21,017	$26,961	$33,085	$25,602

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rock Oak Core Growth Fund	33.73%	8.43%	7.71%
Morningstar US Mid Cap TR USD	34.69%	11.45%	10.43%
S&P Composite 1500® Index	37.54%	14.90%	12.71%
S&P MidCap 400® Index	32.99%	11.37%	9.86%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,409,715
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$52,930
Portfolio Turnover	11%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
26.2%
Technology
25.0%
Health Care
19.0%
Financials
10.4%
Materials
8.2%
Consumer Discretionary
5.9%
Energy
4.0%
Cash & Other Assets
1.3%

Value	Value
Cash & Other Assets	1.3%
Energy	4.0%
Consumer Discretionary	5.9%
Materials	8.2%
Financials	10.4%
Health Care	19.0%
Technology	25.0%
Industrials	26.2%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Rock Oak Core Growth Fund - Class I (RCKSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/forms-information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-RCKSX

White Oak Select Growth Fund

Class I (WOGSX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about White Oak Select Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://oakfunds.com/forms-information. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.92%

How did the Fund perform during the reporting period?

During the fiscal year, U.S. equities surged as investors anticipated the end of the tight monetary environment the Federal Reserve established to suppress inflation that developed during the economic rebound following the end of the Covid-19 pandemic. Large-cap stocks outperformed small-cap stocks. Sector participation was broad, but more historically defensive sectors lagged cyclical sectors.

The Fund’s strong exposure to the consumer discretionary sector enhanced returns. With inflation declining, consumer sentiment improved, enabling a top position, Amazon.com, to rise 40% for the fiscal year. The Fund’s exposure to companies associated with Artificial Intelligence (AI) also benefited the portfolio, with Meta surging 88% and Alphabet, the parent of Google, climbing 38%.

The Fund focuses investment in sectors expected to generate sustainable long-term growth, while avoiding areas which may lack secular trends. Therefore, in the broad rally of 2024, being underweight in real estate, industrials, and utilities hampered returns relative to the benchmark. Additionally, the health care stocks lagged the broader market as cyclical industries outperformed more defensive ones.

Oak Associates remains committed to attractively valued growth companies likely to benefit from long-term secular trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	White Oak Select Growth Fund	S&P 500® Index
Oct-2014	$10,000	$10,000
Oct-2015	$10,984	$10,520
Oct-2016	$11,431	$10,994
Oct-2017	$14,102	$13,593
Oct-2018	$15,436	$14,591
Oct-2019	$17,080	$16,681
Oct-2020	$19,063	$18,301
Oct-2021	$26,447	$26,155
Oct-2022	$20,250	$22,334
Oct-2023	$22,737	$24,599
Oct-2024	$30,518	$33,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
White Oak Select Growth Fund	34.22%	12.31%	11.80%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$412,910,861
Number of Portfolio Holdings	25
Advisory Fee	$2,960,933
Portfolio Turnover	6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
24.5%
Health Care
22.4%
Communications
17.6%
Financials
17.5%
Consumer Discretionary
15.4%
Cash & Other Assets
2.6%

Value	Value
Cash & Other Assets	2.6%
Consumer Discretionary	15.4%
Financials	17.5%
Communications	17.6%
Health Care	22.4%
Technology	24.5%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

White Oak Select Growth Fund - Class I (WOGSX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/forms-information), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-WOGSX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is David Gruber, who is “independent” for purposes of this Item 3 of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Fiscal year ended 2024: $87,500
Fiscal year ended 2023: $87,500

(b)	Audit-Related Fees

Fiscal year ended 2024: $0
Fiscal year ended 2023: $0

(c)	Tax Fees

Fiscal year ended 2024: $21,000
Fiscal year ended 2023: $21,000

Fees for 2024 and 2023 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)	All Other Fees

Fiscal year ended 2024: $0
Fiscal year ended 2023: $0

(e)	(1) Not applicable

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees and services billed by the applicable principal account for the two most recent fiscal years:

Fiscal year ended 2024: $0
Fiscal year ended 2023: $0

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence..

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OAK
ASSOCIATES FUNDS

ANNUAL FINANCIAL STATEMENTS

October 31, 2024

White Oak Select Growth Fund	WOGSX
Pin Oak Equity Fund	POGSX
Rock Oak Core Growth Fund	RCKSX
River Oak Discovery Fund	RIVSX
Red Oak Technology Select Fund	ROGSX
Black Oak Emerging Technology Fund	BOGSX
Live Oak Health Sciences Fund	LOGSX

OAK ASSOCIATES FUNDS Grow Stronger Together.

OAK ASSOCIATES FUNDS
This Page Intentionally Left Blank

At Oak, we believe the sustainable long-term growth for investors is best achieved through a concentrated focus on companies and sectors. Our high- conviction stock selection process centers on identifying multiple drivers of growth and engaging in fundamental research to uncover the right businesses within the right sectors. We then take meaningful positions - targeting unrealized value and seeking long-term capital appreciation independent of typical index results.

Dual-Concentrated Investment Approach

Long-term fundamental and multi-cycle analysis to uncover the highest conviction sectors and holdings fueled by multiple drivers of growth.

SECTOR GROWTH DRIVERS

▼	Overall Macro Trends
▼	Relative Valuations
▼	Competitive Durability
▼	Earnings Sustainability
▼	Sub-sector Thematics
▼	Rates and Yields

COMPANY GROWTH DRIVERS

Quantitative Screens	▲
Management Strength & Track Report	▲
MOAT+ Competitive Advantage	▲
Business Sustainability & Pricing Power	▲
Market Position & Leadership	▲
Long-term Earnings Growth	▲

Our Top-Down approach identifies Favorable Sectors in which to invest, while our Bottom-Up approach finds Attractive Stocks within those Favorable Sectors.

TABLE of CONTENTS

Financial Statements
Schedules of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	32
Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	49
Additional Information	50

Schedule of Investments	White Oak Select Growth Fund
As of October 31, 2024

		Fair
	Shares	Value
COMMON STOCKS — 97.47%
COMMUNICATIONS — 17.63%
Internet Media & Services — 17.63%
Alphabet, Inc. - Class A	95,702	$16,375,569
Alphabet, Inc. - Class C	162,396	28,044,165
Meta Platforms, Inc. - Class A	49,980	28,367,649
		72,787,383
CONSUMER DISCRETIONARY — 15.45%
E-Commerce Discretionary — 9.74%
Amazon.com, Inc. (a)	215,913	40,246,183

Retail - Discretionary — 5.71%
Lowe’s Companies, Inc.	90,000	23,564,700

FINANCIALS — 17.53%
Asset Management — 5.39%
Charles Schwab Corp. (The)	314,100	22,247,703

Banking — 7.09%
JPMorgan Chase & Co.	131,957	29,283,898

Institutional Financial Services — 1.02%
State Street Corp.	45,300	4,203,840

Insurance — 4.03%
Chubb Ltd.	58,937	16,646,166

HEALTH CARE — 22.37%
Biotech & Pharma — 12.14%
Amgen, Inc.	82,460	26,400,393
Novartis AG - ADR(b)	114,060	12,364,104
Pfizer, Inc.	400,700	11,339,810
		50,104,307
Health Care Facilities & Services — 5.15%
Cigna Corp.	32,952	10,373,619
Labcorp Holdings, Inc.	47,770	10,904,458
		21,278,077

1-888-462-5386 | www.oakfunds.com	1

White Oak Select Growth Fund	Schedule of Investments
As of October 31, 2024

		Fair
	Shares	Value
Medical Equipment & Devices — 5.08%
Alcon, Inc.	138,000	$12,689,100
Zimmer Biomet Holdings, Inc.	77,390	8,274,539
		20,963,639
TECHNOLOGY — 24.49%
Semiconductors — 14.36%
KLA Corp.	35,731	23,805,064
NXP Semiconductors NV	66,513	15,597,298
QUALCOMM, Inc.	122,300	19,906,771
		59,309,133
Software — 2.02%
Microsoft Corp.	20,500	8,330,175

Technology Hardware — 4.38%
Cisco Systems, Inc.	330,000	18,074,100

Technology Services — 3.73%
Cognizant Technology Solutions Corp. - Class A	100,000	7,459,000
Visa, Inc. - Class A	27,475	7,963,629
		15,422,629
TOTAL COMMON STOCKS
(Cost $167,962,384)		402,461,933

2	Annual Financial Statements | October 31, 2024

Schedule of Investments	White Oak Select Growth Fund
As of October 31, 2024

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 6.35%
REPURCHASE AGREEMENTS — 3.28%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.50%, dated 10/31/2024 and maturing 11/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 1.00% to 4.38% and maturity dates ranging from 12/31/2025 to 2/15/2049 with a par value of $14,402,917 and a collateral value of $13,824,041	13,552,946	$13,552,946

COLLATERAL FOR SECURITIES LOANED — 3.07%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	12,675,158	12,675,158

TOTAL SHORT-TERM INVESTMENTS
(Cost $26,228,104)		26,228,104

TOTAL INVESTMENTS — 103.82%
(Cost $194,190,488)		428,690,037

Liabilities in Excess of Other Assets — (3.82)%		(15,779,176)

NET ASSETS — 100.00%		$412,910,861

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $12,240,420.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	3

Pin Oak Equity Fund	Schedule of Investments
As of October 31, 2024

		Fair
	Shares	Value
COMMON STOCKS — 97.39%
COMMUNICATIONS — 14.81%
Internet Media & Services — 14.81%
Alphabet, Inc. - Class A	27,500	$4,705,525
Alphabet, Inc. - Class C	41,243	7,122,254
Meta Platforms, Inc. - Class A	13,859	7,866,091
		19,693,870
CONSUMER DISCRETIONARY — 10.53%
E-Commerce Discretionary — 10.53%
Amazon.com, Inc. (a)	56,556	10,542,038
eBay, Inc. (b)	60,216	3,463,022
		14,005,060
ENERGY — 1.17%
Oil & Gas Producers — 1.17%
Coterra Energy, Inc.	65,000	1,554,800

FINANCIALS — 17.26%
Asset Management — 4.93%
Charles Schwab Corp. (The)	92,500	6,551,775

Institutional Financial Services — 6.72%
Bank of New York Mellon Corp. (The)	100,745	7,592,143
Northern Trust Corp.	13,455	1,352,497
		8,944,640
Insurance — 5.61%
Assurant, Inc.	38,900	7,457,130

HEALTH CARE — 18.63%
Biotech & Pharma — 11.38%
Amgen, Inc.	18,500	5,922,960
Gilead Sciences, Inc.	48,145	4,276,239
Regeneron Pharmaceuticals, Inc. (a)	5,881	4,929,454
		15,128,653

4	Annual Financial Statements | October 31, 2024

Schedule of Investments	Pin Oak Equity Fund
As of October 31, 2024

		Fair
	Shares	Value
Health Care Facilities & Services — 7.25%
McKesson Corp.	13,847	$6,931,670
Quest Diagnostics, Inc.	17,517	2,712,157
		9,643,827
INDUSTRIALS — 5.34%
Electrical Equipment — 3.31%
Amphenol Corp. - Class A	65,720	4,404,554

Industrial Support Services — 1.01%
Applied Industrial Technologies, Inc.	5,815	1,346,696

Machinery — 1.02%
ESAB Corp.	10,997	1,353,071

TECHNOLOGY — 29.65%
Semiconductors — 7.49%
Cirrus Logic, Inc. (a)	11,836	1,299,830
KLA Corp.	9,922	6,610,334
Microchip Technology, Inc.	28,089	2,060,890
		9,971,054
Software — 7.33%
Akamai Technologies, Inc. (a)(b)	39,507	3,993,368
Microsoft Corp.	10,953	4,450,751
Zscaler, Inc. (a)	7,220	1,305,304
		9,749,423
Technology Services — 14.83%
Amdocs Ltd.	66,587	5,842,676
Paychex, Inc.	34,649	4,827,645
Visa, Inc. - Class A	31,220	9,049,117
		19,719,438
TOTAL COMMON STOCKS
(Cost $61,017,862)		129,523,991

1-888-462-5386 | www.oakfunds.com	5

Pin Oak Equity Fund	Schedule of Investments
As of October 31, 2024

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 6.21%
REPURCHASE AGREEMENTS — 2.67%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.50%, dated 10/31/2024 and maturing 11/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 1.00% to 4.38% and maturity dates ranging from 12/31/2025 to 2/15/2049 with a par value of $3,770,714 and a collateral value of $3,619,164	3,548,190	$3,548,190

COLLATERAL FOR SECURITIES LOANED — 3.54%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	4,706,400	4,706,400

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,254,590)		8,254,590

TOTAL INVESTMENTS — 103.60%
(Cost $69,272,452)		137,778,581

Liabilities in Excess of Other Assets — (3.60)%		(4,785,822)

NET ASSETS — 100.00%		$132,992,759

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,458,082.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

6	Annual Financial Statements | October 31, 2024

Schedule of Investments	Rock Oak Core Growth Fund
As of October 31, 2024

		Fair
	Shares	Value
COMMON STOCKS — 98.78%
CONSUMER DISCRETIONARY — 5.93%
Leisure Products — 2.93%
Thor Industries, Inc. (a)	3,490	$363,239

Wholesale - Discretionary — 3.00%
Pool Corp.	1,030	372,489

ENERGY — 4.03%
Oil & Gas Producers — 4.03%
Murphy USA, Inc.	1,024	500,173

FINANCIALS — 10.37%
Institutional Financial Services — 2.00%
Northern Trust Corp.	2,476	248,887

Insurance — 8.37%
Assurant, Inc.	1,830	350,811
Hartford Financial Services Group, Inc. (The)	6,225	687,489
		1,038,300
HEALTH CARE — 18.96%
Biotech & Pharma — 10.61%
Exelixis, Inc. (b)	18,149	602,547
Jazz Pharmaceuticals PLC(b)	4,005	440,670
Viatris, Inc.	23,547	273,145
		1,316,362
Health Care Facilities & Services — 8.35%
Cardinal Health, Inc.	5,250	569,730
Quest Diagnostics, Inc.	3,015	466,813
		1,036,543
INDUSTRIALS — 26.23%
Aerospace & Defense — 4.20%
TransDigm Group, Inc.	400	520,920

Commercial Support Services — 3.71%
Republic Services, Inc.	2,323	459,954

1-888-462-5386 | www.oakfunds.com	7

Rock Oak Core Growth Fund	Schedule of Investments
As of October 31, 2024

		Fair
	Shares	Value
Electrical Equipment — 2.94%
BWX Technologies, Inc.	3,000	$365,250

Industrial Support Services — 3.61%
Applied Industrial Technologies, Inc.	1,936	448,358

Machinery — 11.77%
Curtiss-Wright Corp.	1,620	558,835
ESAB Corp.	3,618	445,159
Nordson Corp.	1,839	455,870
		1,459,864
MATERIALS — 8.20%
Chemicals — 3.42%
CF Industries Holdings, Inc.	5,159	424,225

Construction Materials — 4.78%
Carlisle Companies, Inc.	1,405	593,233

TECHNOLOGY — 25.06%
Software — 2.44%
Veeva Systems, Inc. - Class A(b)	900	187,947
Zscaler, Inc. (b)	632	114,259
		302,206
Technology Hardware — 13.97%
F5, Inc. (b)	2,820	659,542
NetApp, Inc.	4,748	547,492
Seagate Technology PLC	5,250	526,942
		1,733,976
Technology Services — 8.65%
Amdocs Ltd.	3,602	316,058
Cognizant Technology Solutions Corp. - Class A	4,000	298,360
Parsons Corp. (a)(b)	1,731	187,225
Science Applications International Corp.	1,880	271,265
		1,072,908
TOTAL COMMON STOCKS
(Cost $7,349,481)		12,256,887

8	Annual Financial Statements | October 31, 2024

Schedule of Investments	Rock Oak Core Growth Fund
As of October 31, 2024

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 5.85%
REPURCHASE AGREEMENTS — 1.27%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.50%, dated 10/31/2024 and maturing 11/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 1.00% to 4.38% and maturity dates ranging from 12/31/2025 to 2/15/2049 with a par value of $168,122 and a collateral value of $161,365	158,200	$158,200

COLLATERAL FOR SECURITIES LOANED — 4.58%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	568,879	568,879

TOTAL SHORT-TERM INVESTMENTS
(Cost $727,079)		727,079

TOTAL INVESTMENTS — 104.63%
(Cost $8,076,560)		12,983,966

Liabilities in Excess of Other Assets — (4.63)%		(574,251)

NET ASSETS — 100.00%		$12,409,715

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $544,875.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	9

River Oak Discovery Fund	Schedule of Investments
As of October 31, 2024

		Fair
	Shares	Value
COMMON STOCKS — 96.88%
CONSUMER DISCRETIONARY — 6.44%
Home Construction — 3.03%
M/I Homes, Inc. (a)	4,521	$685,338

Retail - Discretionary — 3.41%
Asbury Automotive Group, Inc. (a)(b)	3,380	770,099

CONSUMER STAPLES — 2.50%
Household Products — 2.50%
Energizer Holdings, Inc.	17,603	564,528

FINANCIALS — 12.33%
Asset Management — 6.56%
AllianceBernstein Holding LP	21,518	797,242
Artisan Partners Asset Management, Inc. - Class A(b)	15,502	683,638
		1,480,880
Insurance — 5.77%
CNO Financial Group, Inc.	19,434	668,530
Selective Insurance Group, Inc.	7,000	635,740
		1,304,270
HEALTH CARE — 11.06%
Biotech & Pharma — 4.43%
Prestige Consumer Healthcare, Inc. (a)	13,557	999,829

Health Care Facilities & Services — 5.19%
Ensign Group, Inc. (The)	7,572	1,173,584

Medical Equipment & Devices — 1.44%
Inmode Ltd. (a)(b)	19,000	324,520

INDUSTRIALS — 36.94%
Commercial Support Services — 16.54%
Barrett Business Services, Inc.	30,847	1,116,353
Kforce, Inc.	14,641	846,103
Korn Ferry	11,359	802,513
V2X, Inc. (a)	15,768	971,309
		3,736,278

10	Annual Financial Statements | October 31, 2024

Schedule of Investments	River Oak Discovery Fund
As of October 31, 2024

		Fair
	Shares	Value
Electrical Equipment — 4.84%
Advanced Energy Industries, Inc. (b)	10,072	$1,093,114

Industrial Support Services — 5.89%
Applied Industrial Technologies, Inc.	5,750	1,331,643

Machinery — 9.67%
ESAB Corp.	5,971	734,672
Kadant, Inc. (b)	4,352	1,449,477
		2,184,149
TECHNOLOGY — 27.61%
Semiconductors — 20.84%
Ambarella, Inc. (a)	3,524	198,014
Cirrus Logic, Inc. (a)	9,439	1,036,591
Cohu, Inc. (a)	23,005	573,285
Diodes, Inc. (a)	6,980	408,190
Kulicke & Soffa Industries, Inc.	22,922	1,028,281
Silicon Motion Technology Corp. - ADR	12,436	669,181
Tower Semiconductor Ltd. (a)(b)	18,941	794,764
		4,708,306
Software — 4.03%
Clear Secure, Inc. (b)	20,198	742,883
Verint Systems, Inc. (a)	7,788	165,884
		908,767
Technology Services — 2.74%
ICF International, Inc.	3,672	619,062

TOTAL COMMON STOCKS
(Cost $14,159,965)		21,884,367

1-888-462-5386 | www.oakfunds.com	11

River Oak Discovery Fund	Schedule of Investments
As of October 31, 2024

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 26.66%
REPURCHASE AGREEMENTS — 7.25%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.50%, dated 10/31/2024 and maturing 11/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 1.00% to 4.38% and maturity dates ranging from 12/31/2025 to 2/15/2049 with a par value of $1,741,732 and a collateral value of $1,671,729	1,638,946	$1,638,946

COLLATERAL FOR SECURITIES LOANED — 19.41%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	4,385,884	4,385,884

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,024,830)		6,024,830

TOTAL INVESTMENTS — 123.54%
(Cost $20,184,795)		27,909,197

Liabilities in Excess of Other Assets — (23.54)%		(5,318,060)

NET ASSETS — 100.00%		$22,591,137

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,243,292.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12	Annual Financial Statements | October 31, 2024

Schedule of Investments	Red Oak Technology Select Fund
As of October 31, 2024

		Fair
	Shares	Value
COMMON STOCKS — 99.68%
COMMUNICATIONS — 16.04%
Internet Media & Services — 16.04%
Alphabet, Inc. - Class A	75,000	$12,833,250
Alphabet, Inc. - Class C	304,720	52,622,097
Meta Platforms, Inc. - Class A	68,225	38,723,145
		104,178,492
CONSUMER DISCRETIONARY — 9.75%
E-Commerce Discretionary — 9.75%
Amazon.com, Inc. (a)	263,000	49,023,200
eBay, Inc.	249,030	14,321,715
		63,344,915
INDUSTRIALS — 2.50%
Aerospace & Defense — 1.26%
Lockheed Martin Corp.	14,999	8,190,204

Electrical Equipment — 1.24%
Amphenol Corp. - Class A	120,000	8,042,400

TECHNOLOGY — 71.39%
Semiconductors — 28.48%
Advanced Micro Devices, Inc. (a)	90,000	12,966,300
Broadcom, Inc.	177,840	30,191,897
KLA Corp.	54,609	36,382,154
Microchip Technology, Inc.	95,000	6,970,150
NVIDIA Corp.	300,000	39,828,000
NXP Semiconductors NV	113,550	26,627,475
Qorvo, Inc. (a)(b)	100,000	7,126,000
QUALCOMM, Inc.	153,200	24,936,364
		185,028,340

1-888-462-5386 | www.oakfunds.com	13

Red Oak Technology Select Fund	Schedule of Investments
As of October 31, 2024

		Fair
	Shares	Value
Software — 20.97%
Akamai Technologies, Inc. (a)(b)	101,780	$10,287,923
Check Point Software Technologies Ltd. (a)	58,700	10,167,427
Microsoft Corp.	99,403	40,392,409
Oracle Corp.	262,554	44,067,063
Synopsys, Inc. (a)	60,970	31,314,802
		136,229,624
Technology Hardware — 11.94%
Apple, Inc.	106,078	23,964,081
Cisco Systems, Inc.	576,180	31,557,379
NetApp, Inc.	191,334	22,062,723
		77,584,183
Technology Services — 10.00%
Accenture PLC - Class A	50,118	17,281,689
Global Payments, Inc.	93,157	9,661,312
MasterCard, Inc. - Class A	29,642	14,808,847
Visa, Inc. - Class A	80,000	23,188,000
		64,939,848
TOTAL COMMON STOCKS
(Cost $181,686,634)		647,538,006

14	Annual Financial Statements | October 31, 2024

Schedule of Investments	Red Oak Technology Select Fund
As of October 31, 2024

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 0.77%
REPURCHASE AGREEMENTS — 0.44%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.50%, dated 10/31/2024 and maturing 11/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 1.00% to 4.38% and maturity dates ranging from 12/31/2025 to 2/15/2049 with a par value of $3,061,235 and a collateral value of $2,938,199	2,880,580	$2,880,580

COLLATERAL FOR SECURITIES LOANED — 0.33%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	2,120,678	2,120,678

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,001,258)		5,001,258

TOTAL INVESTMENTS — 100.45%
(Cost $186,687,892)		$652,539,264

Liabilities in Excess of Other Assets — (0.45)%		(2,892,950)

NET ASSETS — 100.00%		$649,646,314

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,031,769.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	15

Black Oak Emerging Technology Fund	Schedule of Investments
As of October 31, 2024

		Fair
	Shares	Value
COMMON STOCKS — 98.59%
CONSUMER DISCRETIONARY — 4.09%
E-Commerce Discretionary — 4.09%
MercadoLibre, Inc. (a)	1,200	$2,444,616

HEALTH CARE — 3.59%
Medical Equipment & Devices — 3.59%
Intuitive Surgical, Inc. (a)	4,259	2,145,855

INDUSTRIALS — 11.93%
Electrical Equipment — 3.19%
Advanced Energy Industries, Inc. (b)	17,560	1,905,787

Industrial Support Services — 5.42%
Applied Industrial Technologies, Inc.	14,000	3,242,260

Machinery — 3.32%
Nordson Corp.	8,000	1,983,120

TECHNOLOGY — 78.98%
Information Technology — 2.76%
Paylocity Holdings Corp. (a)	8,930	1,648,210

Semiconductors — 35.62%
Advanced Micro Devices, Inc. (a)	12,304	1,772,637
Cirrus Logic, Inc. (a)	21,731	2,386,498
Cohu, Inc. (a)	59,077	1,472,199
Diodes, Inc. (a)(b)	25,770	1,507,030
KLA Corp.	4,670	3,111,294
Kulicke & Soffa Industries, Inc.	44,645	2,002,775
Lam Research Corp. (a)	24,638	1,831,835
NVIDIA Corp.	30,160	4,004,042
QUALCOMM, Inc.	12,776	2,079,550
Silicon Motion Technology Corp. - ADR(b)	20,940	1,126,781
		21,294,641

16	Annual Financial Statements | October 31, 2024

Schedule of Investments	Black Oak Emerging Technology Fund
As of October 31, 2024

		Fair
	Shares	Value
Software — 18.71%
Clear Secure, Inc. (b)	44,795	$1,647,560
Concentrix Corp. (b)	13,134	558,326
Crowdstrike Holdings, Inc. - Class A(a)(b)	5,576	1,655,347
Fortinet, Inc. (a)	25,980	2,043,587
Salesforce, Inc.	7,994	2,329,212
Veeva Systems, Inc. - Class A(a)	6,396	1,335,677
Zscaler, Inc. (a)	8,936	1,615,539
		11,185,248
Technology Hardware — 4.36%
F5, Inc. (a)	11,141	2,605,657

Technology Services — 17.53%
Amdocs Ltd.	20,298	1,781,048
Cognizant Technology Solutions Corp. - Class A	9,600	716,064
CSG Systems International, Inc.	10,000	466,100
ICF International, Inc.	5,000	842,950
Jack Henry & Associates, Inc.	6,981	1,270,053
Parsons Corp. (a)(b)	17,211	1,861,542
PayPal Holdings, Inc. (a)	15,720	1,246,596
Science Applications International Corp.	15,921	2,297,241
		10,481,594
TOTAL COMMON STOCKS
(Cost $29,704,960)		58,936,988

1-888-462-5386 | www.oakfunds.com	17

Black Oak Emerging Technology Fund	Schedule of Investments
As of October 31, 2024

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 12.38%
REPURCHASE AGREEMENTS — 1.50%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.50%, dated 10/31/2024 and maturing 11/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 1.00% to 4.38% and maturity dates ranging from 12/31/2025 to 2/15/2049 with a par value of $955,614 and a collateral value of $917,206	899,219	$899,219

COLLATERAL FOR SECURITIES LOANED — 10.88%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	6,501,047	6,501,047

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,400,266)		7,400,266

TOTAL INVESTMENTS — 110.97%
(Cost $37,105,226)		66,337,254

Liabilities in Excess of Other Assets — (10.97)%		(6,560,494)

NET ASSETS — 100.00%		$59,776,760

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,177,612.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

18	Annual Financial Statements | October 31, 2024

Schedule of Investments	Live Oak Health Sciences Fund
As of October 31, 2024

		Fair
	Shares	Value
COMMON STOCKS — 97.54%
HEALTH CARE — 97.54%
Biotech — 26.61%
Amgen, Inc.	8,889	$2,845,902
Exelixis, Inc. (a)	59,000	1,958,800
Gilead Sciences, Inc.	13,718	1,218,433
Incyte Corp. (a)	15,890	1,177,767
Regeneron Pharmaceuticals, Inc. (a)	3,190	2,673,858
United Therapeutics Corp. (a)	5,965	2,230,731
Vertex Pharmaceuticals, Inc. (a)	3,925	1,868,222
		13,973,713
Health Care Facilities — 2.91%
Ensign Group, Inc. (The)	9,852	1,526,961

Health Care Services — 2.84%
Labcorp Holdings, Inc.	6,529	1,490,375

Health Care Supply Chain — 17.33%
Cardinal Health, Inc.	18,150	1,969,638
Cencora, Inc.	11,188	2,551,759
Cigna Corp.	6,199	1,951,507
McKesson Corp. (b)	5,248	2,627,096
		9,100,000
Large Pharmaceuticals — 10.17%
Johnson & Johnson	8,463	1,352,895
Merck & Co., Inc.	13,962	1,428,592
Novartis AG - ADR(b)	17,194	1,863,830
Novo Nordisk A/S - ADR	6,211	695,321
		5,340,638
Life Science & Diagnostics — 12.15%
Bio-Rad Laboratories, Inc. - Class A(a)	3,355	1,201,728
Danaher Corp.	6,364	1,563,380
Revvity, Inc. (b)	14,979	1,776,360
Thermo Fisher Scientific, Inc.	3,369	1,840,552
		6,382,020

1-888-462-5386 | www.oakfunds.com	19

Live Oak Health Sciences Fund	Schedule of Investments
As of October 31, 2024

		Fair
	Shares	Value
Managed Care — 12.63%
Centene Corp. (a)	23,653	$1,472,636
Elevance Health, Inc.	3,925	1,592,608
Molina Healthcare, Inc. (a)	5,191	1,667,453
UnitedHealth Group, Inc.	3,369	1,901,801
		6,634,498
Medical Devices — 5.00%
Inmode Ltd. (a)	15,000	256,200
Medtronic PLC	12,661	1,129,994
Stryker Corp.	3,479	1,239,498
		2,625,692
Medical Equipment — 4.79%
Intuitive Surgical, Inc. (a)	4,996	2,517,185

Specialty & Generic Pharmaceuticals — 3.11%
Jazz Pharmaceuticals PLC(a)	14,849	1,633,835

TOTAL COMMON STOCKS
(Cost $30,537,435)		51,224,917

20	Annual Financial Statements | October 31, 2024

Schedule of Investments	Live Oak Health Sciences Fund
As of October 31, 2024

	Shares or	Fair
	Principal ($)	Value
SHORT-TERM INVESTMENTS — 8.81%
REPURCHASE AGREEMENTS — 2.97%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.50%, dated 10/31/2024 and maturing 11/1/2024, collateralized by U.S. Treasury Securities with rates ranging from 1.00% to 4.38% and maturity dates ranging from 12/31/2025 to 2/15/2049 with a par value of $1,655,066 and a collateral value of $1,588,546	1,557,394	$1,557,394

COLLATERAL FOR SECURITIES LOANED — 5.84%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	3,069,066	3,069,066

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,626,460)		4,626,460

TOTAL INVESTMENTS — 106.35%
(Cost $35,163,895)		55,851,377

Liabilities in Excess of Other Assets — (6.35)%		(3,333,600)

NET ASSETS — 100.00%		$52,517,777

(a)	Non-income producing security.

(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,970,110.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	21

Statements of Assets and Liabilities
October 31, 2024

	White Oak Select	Pin Oak
	Growth Fund	Equity Fund
ASSETS
Investment securities at value (cost $194,190,488, $69,272,452, $8,076,560, $20,184,795, $186,687,892, $37,105,226 and $35,163,895), including $12,240,420, $4,458,082, $544,875, $4,243,292, $2,031,769, $6,177,612 and $2,970,110 of securities on loan	$428,690,037	$137,778,581
Receivable for fund shares sold	3,816	513
Receivable for investments sold	9,056,618	—
Dividends and interest receivable	105,194	47,794
Tax reclaims receivable	435,157	40,236
Prepaid expenses	21,980	10,199
Total Assets	438,312,802	137,877,323

LIABILITIES
Payable for fund shares redeemed	264,555	72,875
Payable for investments purchased	12,145,314	—
Payable for collateral upon return of securities loaned	12,675,158	4,706,400
Investment advisory fees payable	262,366	85,130
Administration fees payable	15,273	4,937
Transfer agent fees payable	6,325	3,125
Trustee fees payable	3,589	962
Other accrued expenses	29,361	11,135
Total Liabilities	25,401,941	4,884,564
NET ASSETS	$412,910,861	$132,992,759

Net Assets consist of:
Paid-in capital (unlimited authorization – no par value)	$134,911,324	$43,887,607
Accumulated earnings	277,999,537	89,105,152
Net Assets	$412,910,861	$132,992,759

Total shares outstanding at end of year	2,737,249	1,523,739

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$150.85	$87.28

22	Annual Financial Statements | October 31, 2024

		Red Oak	Black Oak
Rock Oak Core	River Oak	Technology	Emerging	Live Oak Health
Growth Fund	Discovery Fund	Select Fund	Technology Fund	Sciences Fund

$12,983,966	$27,909,197	$652,539,264	$66,337,254	$55,851,377
—	—	65,926	3,589	201
—	14,696	—	—	—
20	1,598	94,098	4,483	1,243
—	—	—	—	22,187
3,790	8,791	37,603	5,675	9,663
12,987,776	27,934,282	652,736,891	66,351,001	55,884,671

—	—	449,800	22,635	—
—	937,371	—	—	256,166
568,879	4,385,884	2,120,678	6,501,047	3,069,066
5,069	14,249	420,976	38,226	33,526
580	990	25,459	2,341	1,819
1,408	1,474	4,974	2,912	1,968
20	71	8,096	427	160
2,105	3,106	60,594	6,653	4,189
578,061	5,343,145	3,090,577	6,574,241	3,366,894
$12,409,715	$22,591,137	$649,646,314	$59,776,760	$52,517,777

$7,475,510	$17,226,850	$156,006,542	$26,445,580	$30,800,035
4,934,205	5,364,287	493,639,772	33,331,180	21,717,742
$12,409,715	$22,591,137	$649,646,314	$59,776,760	$52,517,777

633,296	1,258,476	13,758,353	7,546,705	2,422,266

$19.60	$17.95	$47.22	$7.92	$21.68

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	23

Statements of Operations
For the year ended October 31, 2024

	White Oak Select	Pin Oak
	Growth Fund	Equity Fund
INVESTMENT INCOME
Dividends	$5,830,347	$1,515,177
Securities lending income	48,013	13,027
Interest	288,336	197,187
Foreign withholding tax	(116,764)	—
Total Investment Income	6,049,932	1,725,391

EXPENSES
Investment adviser	2,960,933	976,490
Administration	178,622	61,866
Sub transfer agent	100,814	39,823
Trustee	92,153	30,206
Legal	82,848	26,712
Transfer agent	67,420	34,272
Report printing	58,009	19,740
Registration	25,492	23,545
Custodian	23,155	6,930
Insurance	20,952	7,135
Audit	17,000	17,000
Pricing	354	356
Miscellaneous	59,548	31,302
Total Expenses	3,687,300	1,275,377
Less: Investment advisory fees waived	—	—
Net Expenses	3,687,300	1,275,377
Net Investment Income (Loss)	2,362,632	450,014

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	44,073,218	21,307,166
Net change in unrealized appreciation of investment securities	65,373,023	12,622,524
Net Realized and Unrealized Gain on Investments	109,446,241	33,929,690
Net Increase in Net Assets from Operations	$111,808,873	$34,379,704

24	Annual Financial Statements | October 31, 2024

		Red Oak	Black Oak
Rock Oak Core	River Oak	Technology	Emerging	Live Oak Health
Growth Fund	Discovery Fund	Select Fund	Technology Fund	Sciences Fund

$189,259	$277,412	$5,537,583	$405,493	$537,813
2,860	6,875	23,152	12,301	12,372
11,238	37,887	267,738	75,614	27,847
—	(270)	(69,084)	(628)	(9,643)
203,357	321,904	5,759,389	492,780	568,389

85,474	170,498	4,638,113	429,797	394,459
9,543	14,583	278,634	29,831	27,403
1,318	2,689	252,095	15,334	9,455
2,609	5,272	145,400	13,421	11,891
2,249	4,453	132,785	11,749	10,379
16,744	17,242	54,680	31,915	22,194
1,451	3,356	92,948	10,288	6,825
23,583	22,577	29,194	24,129	23,597
1,582	2,158	26,078	3,872	3,560
592	1,314	31,756	3,238	3,015
16,000	16,001	17,000	17,000	17,000
454	491	456	519	524
15,366	16,328	58,011	27,001	19,972
176,965	276,962	5,757,150	618,094	550,274
(32,544)	—	—	—	—
144,421	276,962	5,757,150	618,094	550,274
58,936	44,942	2,239	(125,314)	18,115

18,999	(10,298)	29,911,776	4,599,435	1,645,299
3,154,228	4,402,524	164,613,614	11,786,658	5,720,354
3,173,227	4,392,226	194,525,390	16,386,093	7,365,653
$3,232,163	$4,437,168	$194,527,629	$16,260,779	$7,383,768

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	25

Statements of Changes in Net Assets

	White Oak Select
	Growth Fund
	For the	For the
	Year Ended	Year Ended
	October 31,	October 31,
	2024	2023
INVESTMENT ACTIVITIES
Net investment income	$2,362,632	$2,558,587
Net realized gain (loss) on investment securities transactions	44,073,218	16,136,115
Net change in unrealized appreciation (depreciation) of investments securities	65,373,023	19,935,902
Net Increase (Decrease) in Net Assets Resulting from Operations	111,808,873	38,630,604

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(18,013,447)	(1,592,284)
Total Distributions	(18,013,447)	(1,592,284)

CAPITAL TRANSACTIONS
Proceeds from shares sold	5,877,784	2,981,617
Reinvestment of distributions	16,975,670	1,506,571
Amount paid for shares redeemed	(40,035,247)	(26,617,379)
Net Decrease in Net Assets Resulting from Capital Transactions	(17,181,793)	(22,129,191)

Total Increase (Decrease) in Net Assets	76,613,633	14,909,129

NET ASSETS
Beginning of year	336,297,228	321,388,099
End of year	$412,910,861	$336,297,228

SHARE TRANSACTIONS
Shares sold	41,311	26,228
Shares issued in reinvestment of distributions	131,523	14,193
Shares redeemed	(285,683)	(233,473)
Net Decrease in Shares Outstanding	(112,849)	(193,052)

26	Annual Financial Statements | October 31, 2024

Pin Oak		Rock Oak Core
Equity Fund		Growth Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,
2024	2023	2024	2023

$450,014	$443,122	$58,936	$68,230
21,307,166	10,145,012	18,999	(9,333)
12,622,524	1,687,053	3,154,228	(89,637)
34,379,704	12,275,187	3,232,163	(30,740)

(9,647,828)	(175,955)	(78,194)	(99,611)
(9,647,828)	(175,955)	(78,194)	(99,611)

2,033,239	1,616,012	270,043	486,919
8,412,114	159,966	49,387	92,431
(17,907,746)	(23,458,547)	(715,214)	(937,660)
(7,462,393)	(21,682,569)	(395,784)	(358,310)

17,269,483	(9,583,337)	2,758,185	(488,661)

115,723,276	125,306,613	9,651,530	10,140,191
$132,992,759	$115,723,276	$12,409,715	$9,651,530

25,128	23,757	16,347	32,615
111,022	2,504	2,933	6,296
(218,696)	(340,537)	(40,078)	(62,912)
(82,546)	(314,276)	(20,798)	(24,001)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	27

Statements of Changes in Net Assets

	River Oak
	Discovery Fund
	For the	For the
	Year Ended	Year Ended
	October 31,	October 31,
	2024	2023
INVESTMENT ACTIVITIES
Net investment income (loss)	$44,942	$(1,920)
Net realized gain (loss) on investment securities transactions	(10,298)	(1,332,633)
Net change in unrealized appreciation (depreciation) of investments securities	4,402,524	(544,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,437,168	(1,878,843)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	—	(46,104)
Total Distributions	—	(46,104)

CAPITAL TRANSACTIONS
Proceeds from shares sold	544,813	13,041,465
Reinvestment of distributions	—	44,276
Amount paid for shares redeemed	(3,448,151)	(11,989,796)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(2,903,338)	1,095,945

Total Increase (Decrease) in Net Assets	1,533,830	(829,002)

NET ASSETS
Beginning of year	21,057,307	21,886,309
End of year	$22,591,137	$21,057,307

SHARE TRANSACTIONS
Shares sold	32,259	786,162
Shares issued in reinvestment of distributions	—	2,797
Shares redeemed	(201,217)	(767,998)
Net Increase (Decrease) in Shares Outstanding	(168,958)	20,961

28	Annual Financial Statements | October 31, 2024

Red Oak Technology		Black Oak Emerging
Select Fund		Technology Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,
2024	2023	2024	2023

$2,239	$969,266	$(125,314)	$(141,195)
29,911,776	24,490,943	4,599,435	2,183,969
164,613,614	85,634,993	11,786,658	(3,639,141)
194,527,629	111,095,202	16,260,779	(1,596,367)

(23,542,289)	(21,171,474)	(2,103,329)	(953,768)
(23,542,289)	(21,171,474)	(2,103,329)	(953,768)

44,805,375	20,759,781	1,667,346	5,045,674
22,076,791	20,289,665	1,596,715	915,807
(92,108,034)	(69,008,685)	(6,294,431)	(7,202,709)
(25,225,868)	(27,959,239)	(3,030,370)	(1,241,228)

145,759,472	61,964,489	11,127,080	(3,791,363)

503,886,842	441,922,353	48,649,680	52,441,043
$649,646,314	$503,886,842	$59,776,760	$48,649,680

1,003,260	625,674	232,475	736,891
558,199	738,074	221,458	147,236
(2,109,901)	(2,157,078)	(867,722)	(1,060,917)
(548,442)	(793,330)	(413,789)	(176,790)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	29

Statements of Changes in Net Assets

	Live Oak
	Health Sciences Fund
	For the	For the
	Year Ended	Year Ended
	October 31,	October 31,
	2024	2023
INVESTMENT ACTIVITIES
Net investment income	$18,115	$193,315
Net realized gain on investment securities transactions	1,645,299	3,455,317
Net change in unrealized appreciation (depreciation) of investments securities	5,720,354	(6,847,360)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,383,768	(3,198,728)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(3,139,991)	(317,867)
Total Distributions	(3,139,991)	(317,867)

CAPITAL TRANSACTIONS
Proceeds from shares sold	752,111	2,014,031
Reinvestment of distributions	2,742,845	302,522
Amount paid for shares redeemed	(5,360,752)	(5,999,904)
Net Decrease in Net Assets Resulting from Capital Transactions	(1,865,796)	(3,683,351)

Total Increase (Decrease) in Net Assets	2,377,981	(7,199,946)

NET ASSETS
Beginning of year	50,139,796	57,339,742
End of year	$52,517,777	$50,139,796

SHARE TRANSACTIONS
Shares sold	35,340	96,239
Shares issued in reinvestment of distributions	133,862	13,986
Shares redeemed	(251,552)	(289,409)
Net Decrease in Shares Outstanding	(82,350)	(179,184)

30	Annual Financial Statements | October 31, 2024

OAK ASSOCIATES FUNDS
This Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout each year

	Net Asset	Net	Realized and		Dividends
	Value	Investment	Unrealized		from Net
	Beginning of	Income	Gain (Loss)	Total from	Investment
	Year	(Loss)(a)	in Securities	Operations	Income
White Oak Select Growth Fund
For the year ended October 31, 2024	$117.99	0.83	38.46	39.29	(0.86)
For the year ended October 31, 2023	$105.61	0.87	12.04	12.91	(0.53)
For the year ended October 31, 2022	$145.00	0.52	(32.42)	(31.90)	(0.41)
For the year ended October 31, 2021	$107.21	0.35	40.49	40.84	(0.74)
For the year ended October 31, 2020	$97.79	0.74	10.53	11.27	(0.97)
Pin Oak Equity Fund
For the year ended October 31, 2024	$72.04	0.28	21.17	21.45	(0.30)
For the year ended October 31, 2023	$65.24	0.25	6.64	6.89	(0.09)
For the year ended October 31, 2022	$96.35	0.11	(21.82)	(21.71)	(0.08)
For the year ended October 31, 2021	$70.93	0.01	29.02	29.03	(0.60)
For the year ended October 31, 2020	$72.63	0.62	0.08 (c)	0.70	(0.91)
Rock Oak Core Growth Fund
For the year ended October 31, 2024	$14.76	0.09	4.87	4.96	(0.12)
For the year ended October 31, 2023	$14.95	0.10	(0.14)	(0.04)	(0.05)
For the year ended October 31, 2022	$18.68	0.02	(2.97)	(2.95)	—
For the year ended October 31, 2021	$16.80	(0.03)	4.75	4.72	(0.03)
For the year ended October 31, 2020	$16.70	0.03	0.63	0.66	(0.07)
River Oak Discovery Fund
For the year ended October 31, 2024	$14.75	0.03	3.17	3.20	—
For the year ended October 31, 2023	$15.56	— (d)	(0.79)	(0.79)	(0.02	) (e)
For the year ended October 31, 2022	$21.29	0.02	(2.61)	(2.59)	—
For the year ended October 31, 2021	$15.14	(0.09)	8.78	8.69	—
For the year ended October 31, 2020	$14.58	(0.04)	1.19	1.15	—

(a)	Per share calculations were performed using average shares for the period.

(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(d)	Less than $0.005 per share.

(e)	Includes return of capital of $0.01.

32	Annual Financial Statements | October 31, 2024

						Ratio of Net	Ratio of
						Investment	Expenses
	Total	Net Asset		Net Assets,	Ratio of Net	Income	to Average
Distributions	Dividends	Value,		End of	Expenses to	(Loss) to	Net Assets	Portfolio
from Capital	and	End of	Total	Year	Average	Average	(Excluding	Turnover
Gains	Distributions	Year	Return(b)	(000)	Net Assets	Net Assets	Waivers)	Rate

(5.57)	(6.43)	$150.85	34.22%	$412,911	0.92%	0.59%	0.92%	6%
—	(0.53)	$117.99	12.28%	$336,297	0.93%	0.76%	0.93%	3%
(7.08)	(7.49)	$105.61	(23.43)%	$321,388	0.91%	0.42%	0.91%	10%
(2.31)	(3.05)	$145.00	38.74%	$459,548	0.89%	0.27%	0.89%	5%
(0.88)	(1.85)	$107.21	11.60%	$349,983	0.93%	0.73%	0.93%	13%

(5.91)	(6.21)	$87.28	31.08%	$132,993	0.97%	0.34%	0.97%	10%
—	(0.09)	$72.04	10.59%	$115,723	0.98%	0.37%	0.98%	6%
(9.32)	(9.40)	$65.24	(24.95)%	$125,307	0.95%	0.15%	0.95%	15%
(3.01)	(3.61)	$96.35	42.09%	$201,444	0.91%	0.01%	0.91%	6%
(1.49)	(2.40)	$70.93	0.79%	$163,074	0.95%	0.89%	0.95%	15%

—	(0.12)	$19.60	33.73%	$12,410	1.25%	0.51%	1.53%	11%
(0.10)	(0.15)	$14.76	(0.29)%	$9,652	1.25%	0.67%	1.60%	12%
(0.78)	(0.78)	$14.95	(16.52)%	$10,140	1.25%	0.12%	1.50%	21%
(2.81)	(2.84)	$18.68	29.72%	$12,632	1.25%	(0.15)%	1.40%	14%
(0.49)	(0.56)	$16.80	3.78%	$10,078	1.25%	0.20%	1.57%	52%

—	—	$17.95	21.69%	$22,591	1.20%	0.20%	1.20%	15%
—	(0.02)	$14.75	(5.06)%	$21,057	1.16%	(0.01)%	1.16%	42%
(3.14)	(3.14)	$15.56	(14.59)%	$21,886	1.21%	0.09%	1.21%	28%
(2.54)	(2.54)	$21.29	60.96%	$23,705	1.22%	(0.44)%	1.23%	29%
(0.59)	(0.59)	$15.14	7.79%	$14,501	1.35%	(0.27)%	1.56%	48%

The accompanying notes are an integral part of the financial statements.

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Financial Highlights
For a share outstanding throughout each year

	Net Asset	Net	Realized and			Dividends
	Value	Investment	Unrealized			from Net
	Beginning of	Income	Gain (Loss)		Total from	Investment
	Year	(Loss)(a)	in Securities		Operations	Income
Red Oak Technology Select Fund
For the year ended October 31, 2024	$35.22	— (c)	13.67		13.67	(0.07)
For the year ended October 31, 2023	$29.27	0.07	7.30		7.37	(0.02)
For the year ended October 31, 2022	$44.46	0.18	(10.79)		(10.61)	(0.32)
For the year ended October 31, 2021	$33.97	0.02	12.17		12.19	(0.12)
For the year ended October 31, 2020	$29.95	0.13	4.72		4.85	(0.17)
Black Oak Emerging Technology Fund
For the year ended October 31, 2024	$6.11	(0.02)	2.10		2.08	—
For the year ended October 31, 2023	$6.44	(0.02)	(0.19)		(0.21)	—
For the year ended October 31, 2022	$9.43	(0.03)	(1.96)		(1.99)	—
For the year ended October 31, 2021	$6.47	(0.05)	3.50		3.45	—
For the year ended October 31, 2020	$5.27	(0.02)	1.53		1.51	—
Live Oak Health Sciences Fund
For the year ended October 31, 2024	$20.02	0.01	2.94		2.95	(0.14)
For the year ended October 31, 2023	$21.37	0.07	(1.30)		(1.23)	(0.07)
For the year ended October 31, 2022	$22.00	0.06	0.78		0.84	(0.04)
For the year ended October 31, 2021	$18.10	0.03	5.22		5.25	(0.15)
For the year ended October 31, 2020	$18.14	0.15	(0.03	) (d)	0.12	(0.16)

(a)	Per share calculations were performed using average shares for the period.

(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.

(c)	Less than $0.005 per share.

(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

34	Annual Financial Statements | October 31, 2024

						Ratio of Net	Ratio of
						Investment	Expenses
	Total	Net Asset		Net Assets,	Ratio of Net	Income	to Average
Distributions	Dividends	Value,		End of	Expenses to	(Loss) to	Net Assets	Portfolio
from Capital	and	End of	Total	Year	Average	Average	(Excluding	Turnover
Gains	Distributions	Year	Return(b)	(000)	Net Assets	Net Assets	Waivers)	Rate

(1.60)	(1.67)	$47.22	39.73%	$649,646	0.92%	0.00%	0.92%	0%
(1.40)	(1.42)	$35.22	26.55%	$503,887	0.94%	0.20%	0.94%	0%
(4.26)	(4.58)	$29.27	(27.15)%	$441,922	0.92%	0.49%	0.92%	13%
(1.58)	(1.70)	$44.46	36.78%	$687,919	0.90%	0.05%	0.90%	6%
(0.66)	(0.83)	$33.97	16.44%	$576,473	0.94%	0.40%	0.94%	4%

(0.27)	(0.27)	$7.92	34.48%	$59,777	1.06%	(0.22)%	1.06%	6%
(0.12)	(0.12)	$6.11	(3.34)%	$48,650	1.07%	(0.26)%	1.07%	17%
(1.00)	(1.00)	$6.44	(24.06)%	$52,441	1.03%	(0.39)%	1.03%	25%
(0.49)	(0.49)	$9.43	54.92%	$69,094	1.01%	(0.61)%	1.01%	14%
(0.31)	(0.31)	$6.47	29.48%	$45,544	1.12%	(0.35)%	1.12%	22%

(1.15)	(1.29)	$21.68	15.12%	$52,518	1.03%	0.03%	1.03%	11%
(0.05)	(0.12)	$20.02	(5.80)%	$50,140	1.02%	0.36%	1.02%	47%
(1.43)	(1.47)	$21.37	3.95%	$57,340	1.02%	0.30%	1.02%	47%
(1.20)	(1.35)	$22.00	30.23%	$55,188	1.00%	0.17%	1.00%	17%
—	(0.16)	$18.10	0.62%	$44,889	1.03%	0.81%	1.03%	33%

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements
As of October 31, 2024

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively referred to as the “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, no longer appears in a streamlined shareholder report but is available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – All investments in securities are recorded at their estimated fair value. Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the Nasdaq national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

36	Annual Financial Statements | October 31, 2024

Notes to Financial Statements
As of October 31, 2024

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in good faith by the Funds’ adviser, Oak Associates, ltd. (“Oak” or the “Adviser”) as “valuation designee” under the oversight of the Funds’ Board of Trustees (the “Board”). The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes (a portion of which may be reclaimable) on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

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Notes to Financial Statements
As of October 31, 2024

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit-related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Alternatively, at each Fund’s discretion, cash collateral may be invested in the First American Government Obligations Fund, a series of First American Funds, Inc. (“First American”). Each of First American and Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

38	Annual Financial Statements | October 31, 2024

Notes to Financial Statements
As of October 31, 2024

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of October 31, 2024:

	Market Value of	Cash Collateral
Fund	Securities on Loan	Received
White Oak Select Growth Fund	$12,240,420	$12,675,158
Pin Oak Equity Fund	4,458,082	4,706,400
Rock Oak Core Growth Fund	544,875	568,879
River Oak Discovery Fund	4,243,292	4,385,884
Red Oak Technology Select Fund	2,031,769	2,120,678
Black Oak Emerging Technology Fund	6,177,612	6,501,047
Live Oak Health Sciences Fund	2,970,110	3,069,066

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

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Notes to Financial Statements
As of October 31, 2024

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$402,461,933	$—	$—	$402,461,933
Short-Term Investments
Repurchase Agreements	—	13,552,946	—	13,552,946
Collateral for Securities Loaned*	—	—	—	12,675,158
Total	$402,461,933	$13,552,946	$—	$428,690,037

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$129,523,991	$—	$—	$129,523,991
Short-Term Investments
Repurchase Agreements	—	3,548,190	—	3,548,190
Collateral for Securities Loaned*	—	—	—	4,706,400
Total	$129,523,991	$3,548,190	$—	$137,778,581

40	Annual Financial Statements | October 31, 2024

Notes to Financial Statements
As of October 31, 2024

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$12,256,887	$—	$—	$12,256,887
Short-Term Investments
Repurchase Agreements	—	158,200	—	158,200
Collateral for Securities Loaned*	—	—	—	568,879
Total	$12,256,887	$158,200	$—	$12,983,966

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$21,884,367	$—	$—	$21,884,367
Short-Term Investments
Repurchase Agreements	—	1,638,946	—	1,638,946
Collateral for Securities Loaned*	—	—	—	4,385,884
Total	$21,884,367	$1,638,946	$—	$27,909,197

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$647,538,006	$—	$—	$647,538,006
Short-Term Investments
Repurchase Agreements	—	2,880,580	—	2,880,580
Collateral for Securities Loaned*	—	—	—	2,120,678
Total	$647,538,006	$2,880,580	$—	$652,539,264

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$58,936,988	$—	$—	$58,936,988
Short-Term Investments
Repurchase Agreements	—	899,219	—	899,219
Collateral for Securities Loaned*	—	—	—	6,501,047
Total	$58,936,988	$899,219	$—	$66,337,254

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Notes to Financial Statements
As of October 31, 2024

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$51,224,917	$—	$—	$51,224,917
Short-Term Investments
Repurchase Agreements	—	1,557,394	—	1,557,394
Collateral for Securities Loaned*	—	—	—	3,069,066
Total	$51,224,917	$1,557,394	$—	$55,851,377

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

4. FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has contractually agreed through February 28, 2025 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.25% of the average daily net assets of White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund and 1.35% of the average daily net assets of Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund.

The following table lists the contractual advisory fees and fee waivers that were in effect during the fiscal year ended October 31, 2024:

Advisory Fees as a Percentage of Average Net Assets
			Net
Fund	Annual Rate	Fee Waiver	Annual Rate
White Oak Select Growth Fund	0.74%	—	0.74%
Pin Oak Equity Fund	0.74%	—	0.74%
Rock Oak Core Growth Fund	0.74%	(0.28)%	0.46%
River Oak Discovery Fund	0.74%	—	0.74%
Red Oak Technology Select Fund	0.74%	—	0.74%
Black Oak Emerging Technology Fund	0.74%	—	0.74%
Live Oak Health Sciences Fund	0.74%	—	0.74%

42	Annual Financial Statements | October 31, 2024

Notes to Financial Statements
As of October 31, 2024

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the fiscal year ended October 31, 2024 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$21,980,070	$56,688,665
Pin Oak Equity Fund	12,952,112	31,164,105
Rock Oak Core Growth Fund	1,225,869	1,682,100
River Oak Discovery Fund	3,399,998	6,436,580
Red Oak Technology Select Fund	—	38,704,100
Black Oak Emerging Technology Fund	3,553,489	9,154,547
Live Oak Health Sciences Fund	5,905,383	10,178,233

6. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses, utilization of earnings and profits distributed to shareholders on redemptions of shares, non-deductible expenses from partnerships, return of capital, and certain other investments.

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Notes to Financial Statements
As of October 31, 2024

Accordingly, the following permanent differences have been reclassified to/from the following accounts:

	Accumulated
Fund	Earnings (Deficit)	Paid-in Capital
White Oak Select Growth Fund	$(1,515,223)	$1,515,223
Pin Oak Equity Fund	(1,175,176)	1,175,176
Rock Oak Core Growth Fund	(2,522)	2,522
River Oak Discovery Fund	8,915	(8,915)
Red Oak Technology Select Fund	(2,261,437)	2,261,437
Black Oak Emerging Technology Fund	(159,952)	159,952
Live Oak Health Sciences Fund	(138,250)	138,250

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2024 was as follows:

	Ordinary	Long-Term
Fund	Income	Capital Gain	Total
White Oak Select Growth Fund	$2,414,967	$15,598,480	$18,013,447
Pin Oak Equity Fund	468,648	9,179,180	9,647,828
Rock Oak Core Growth Fund	78,194	—	78,194
Red Oak Technology Select Fund	258,413	23,283,876	23,542,289
Black Oak Emerging Technology Fund	—	2,103,329	2,103,329
Live Oak Health Sciences Fund	351,642	2,788,349	3,139,991

44	Annual Financial Statements | October 31, 2024

Notes to Financial Statements
As of October 31, 2024

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2023 was as follows:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gain	Capital	Total
White Oak Select Growth Fund	$1,592,284	$—	$—	$1,592,284
Pin Oak Equity Fund	145,920	30,035	—	175,955
Rock Oak Core Growth Fund	34,020	65,591	—	99,611
River Oak Discovery Fund	18,846	—	27,258	46,104
Red Oak Technology Select Fund	47,730	21,123,744	—	21,171,474
Black Oak Emerging Technology Fund	—	953,768	—	953,768
Live Oak Health Sciences Fund	31,043	286,824	—	317,867

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed			Cumulative
	Net			Effect of
	Investment	Accumulated	Unrealized	Timing
Fund	Income	Capital Gain	Appreciation	Differences	Total
White Oak Select Growth Fund	$1,660,673	$42,547,522	$233,791,342	$—	$277,999,537
Pin Oak Equity Fund	90,247	20,131,897	68,883,008	—	89,105,152
Rock Oak Core Growth Fund	—	27,826	4,971,388	(65,009)	4,934,205
River Oak Discovery Fund	—	—	8,110,080	(2,745,793)	5,364,287
Red Oak Technology Select Fund	—	27,157,343	466,482,429	—	493,639,772
Black Oak Emerging Technology Fund	—	4,322,189	29,595,272	(586,281)	33,331,180
Live Oak Health Sciences Fund	—	1,269,614	20,884,170	(436,042)	21,717,742

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Notes to Financial Statements
As of October 31, 2024

As of October 31, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

Rock Oak Core Growth Fund, River Oak Discovery Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund elected to defer to the fiscal year ending October 31, 2025, late year ordinary losses in the amount of $65,009, $296,296, $586,281, and $436,042, respectively.

As of October 31, 2024, River Oak Discovery Fund had short-term and long-term capital loss carryforwards available to offset future gains of $1,684,919 and $764,578, respectively. Capital loss carryforwards are not subject to expiration.

During the fiscal year ended October 31, 2024, Rock Oak Core Growth Fund utilized $9,333 in available short-term capital loss carryforwards.

At October 31, 2024, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal	Gross	Gross	Net
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
White Oak Select Growth Fund	$194,898,695	$236,467,492	$(2,676,150)	$233,791,342
Pin Oak Equity Fund	68,895,573	70,040,582	(1,157,574)	68,883,008
Rock Oak Core Growth Fund	8,012,578	5,171,594	(200,206)	4,971,388
River Oak Discovery Fund	19,799,117	8,169,852	(59,772)	8,110,080
Red Oak Technology Select Fund	186,056,835	467,620,209	(1,137,780)	466,482,429
Black Oak Emerging Technology Fund	36,741,982	29,900,283	(305,011)	29,595,272
Live Oak Health Sciences Fund	34,967,207	21,567,120	(682,950)	20,884,170

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the fiscal year ended October 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax

46	Annual Financial Statements | October 31, 2024

Notes to Financial Statements
As of October 31, 2024

returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

As of October 31, 2024, Live Oak Health Sciences Fund invested greater than 25% of its net assets in securities in the Health Care sector. As of October 31, 2024, Rock Oak Core Growth Fund and River Oak Discovery Fund invested greater than 25% of their net assets in securities in the Industrials sector. As of October 31, 2024, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund and Black Oak Emerging Technology Fund invested greater than 25% of their net assets in securities in the Technology sector. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of October 31, 2024, the Vanita B. Oelschlager Trust owned 36.18% of Rock Oak Core Growth Fund and the James D. Oelschlager Trust owned 41.25% of River Oak Discovery Fund.

8. TRUSTEE AND OFFICERS FEES:

As of April 1, 2024, there were six Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $60,000 per year. The chairperson of the Audit Committee receives an additional retainer of $750 per calendar quarter, the Chairperson of the Nominating Committee receives an additional retainer of $750 per calendar quarter, and the Lead Independent Trustee receives an additional retainer of $4,000 per calendar quarter.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the

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Notes to Financial Statements
As of October 31, 2024

extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS:

Management has evaluated events or transactions from October 31, 2024, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no other subsequent events to report that would have a material impact to the Funds’ financial statements.

48	Annual Financial Statements | October 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Oak Associates Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oak Associates Funds comprising White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (the “Funds”) as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 26, 2024

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Additional Information
As of October 31, 2024 (Unaudited)

1. UNAUDITED TAX INFORMATION:

White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund designate 100%, 100%, 100%, 0%, 100%, 0%, and 87.50%, respectively, of the income dividends distributed between January 1, 2023 and December 31, 2023, as qualified dividend income as defined in Section 1(h)(11) of the Internal Revenue Code.

Pursuant to Section 854(b)(2) of the Internal Revenue Code, White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund designate 100%, 100%, 100%, 0%, 100%, 0%, and 75.76%, respectively, of the ordinary income dividends distributed between January 1, 2023 and December 31, 2023, as qualifying for the corporate dividends received deduction.

In early 2024, if applicable, shareholders of record should have received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund designated $17,113,703, $10,354,356, $2,522, $25,496,323, $2,356,376, $2,926,599 as long-term capital gain dividends, respectively.

2. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Funds at 1-888-462-5386; and (2) from Fund documents filed with the Securities and Exchange Commission (the “SEC”) on the SEC’s website at www.sec.gov.

3. QUARTERLY PORTFOLIO HOLDINGS

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.oakfunds.com.

50	Annual Financial Statements | October 31, 2024

CONTACT US

By Mail

Oak Associates Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

●	Trade Online

●	Access and Update Account Information

●	Go Paperless with eDelivery

●	View and download account history

●	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission sixty days after the end of the Funds’ fiscal quarter.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds

By (Signature and Title)*	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	1/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	1/6/2025

By (Signature and Title)*	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	1/6/2025